Investing Activities (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Impairments [Table Text Block]
Impairment of equity-method investments
The following table presents other-than-temporary impairment charges related to certain equity-method investments (see Note 17 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk):

	Years Ended December 31,
	2016	2015
	(Millions)
Williams Partners
Appalachia Midstream Investments	$294	$562
DBJV	59	503
Laurel Mountain	50	45
UEOM	—	241
Ranch Westex	24	—
Other	3	8
	$430	$1,359

Investments [Table Text Block]
Investments

	Ownership Interest at December 31, 2016	December 31,
		2016	2015
		(Millions)
Equity-method investments:
Appalachia Midstream Investments	(1)	$2,062	$2,464
UEOM	62%	1,448	1,525
DBJV	50%	988	977
Discovery	60%	572	602
OPPL	50%	430	445
Caiman II	58%	426	418
Laurel Mountain	69%	324	391
Gulfstream	50%	261	293
Other	Various	190	221
		$6,701	$7,336
___________

(1)	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 41 percent interest.

Contributions [Table Text Block]
Purchases of and contributions to equity-method investments
We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. These transactions increased the carrying value of our investments and included:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
DBJV	$105	$57	$20
Appalachia Midstream Investments	28	93	84
Caiman II	22	—	175
UEOM	—	357	57
Discovery	—	35	106
Other	22	53	40
	$177	$595	$482

Dividends and distributions [Table Text Block]
Dividends and distributions
The organizational documents of entities in which we have an equity-method interest generally require distribution of available cash to members on at least a quarterly basis. These transactions reduced the carrying value of our investments and included:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Appalachia Midstream Investments	$211	$219	$130
Discovery	141	116	36
Gulfstream	100	88	81
UEOM	92	42	—
OPPL	69	45	27
Caiman II	40	33	13
DBJV	39	33	—
Laurel Mountain	28	31	39
ACMP	—	—	64
Other	22	26	50
	$742	$633	$440

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2016	2015
	(Millions)
Assets (liabilities):
Current assets	$508	$773
Noncurrent assets	9,695	9,549
Current liabilities	(412)	(633)
Noncurrent liabilities	(1,484)	(1,450)

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Gross revenue	$1,883	$1,707	$1,623
Operating income	799	690	534
Net income	726	611	460